SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - EUR (€)		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Summary of significant accounting policies [line items]
Leases		€ 188,000,000
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	7.60%
Minimum lease payments payable under non-cancellable operating lease		16,000,000	€ 133,000,000
Decrease in provision for reclassification upon adoption of new accounting standard		€ (20,000,000)	(23,000,000)
Technology
Summary of significant accounting policies [line items]
Intangible assets amortized estimated useful life		20 years
Customer relationships
Summary of significant accounting policies [line items]
Intangible assets amortized estimated useful life		25 years
Bottom of range | Computer Software
Summary of significant accounting policies [line items]
Intangible assets amortized estimated useful life		3 years
Bottom of range | Buildings
Summary of significant accounting policies [line items]
Property, plant and equipment, useful life		10 years
Bottom of range | Machinery and Equipment
Summary of significant accounting policies [line items]
Property, plant and equipment, useful life		3 years
Bottom of range | Vehicles
Summary of significant accounting policies [line items]
Property, plant and equipment, useful life		5 years
Top of range
Summary of significant accounting policies [line items]
Low-value asset recognition exemption to leased assets	€ 5,000
Top of range | Computer Software
Summary of significant accounting policies [line items]
Intangible assets amortized estimated useful life		5 years
Top of range | Buildings
Summary of significant accounting policies [line items]
Property, plant and equipment, useful life		50 years
Top of range | Machinery and Equipment
Summary of significant accounting policies [line items]
Property, plant and equipment, useful life		40 years
Top of range | Vehicles
Summary of significant accounting policies [line items]
Property, plant and equipment, useful life		8 years
Legal claims and other costs
Summary of significant accounting policies [line items]
Decrease in provision for reclassification upon adoption of new accounting standard	(20,000,000)		€ (23,000,000)
IFRIC 23 | Legal claims and other costs
Summary of significant accounting policies [line items]
Decrease in provision for reclassification upon adoption of new accounting standard		€ 20,000,000
Increase (decrease) due to changes in accounting policy required by IFRSs | IFRS 16
Summary of significant accounting policies [line items]
Right-of-use assets	102,000,000
Leases	102,000,000
Accumulated retained earnings	0
Increase (decrease) due to changes in accounting policy required by IFRSs | IFRIC 23
Summary of significant accounting policies [line items]
Accumulated retained earnings	€ 0